Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	450,000,000	450,000,000
Ordinary share capital, shares issued (in shares)	250,347,345	250,347,345
Ordinary share capital, shares outstanding (in shares)	245,848,357	245,395,448
Unvested restricted stock (in shares)	5,032,769	5,822,811
Treasury stock, at cost, shares (in shares)	4,498,988	4,951,897